SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Service revenues	$ 987	$ 887	[1]	$ 1,890	$ 1,743	[1]
Sale of equipment and accessories	6	3	[1]	11	7	[1]
Other revenue	34	26	[1]	68	50	[1]
Total Revenue	1,027	916	[1]	1,969	1,800	[1]
Adjusted EBITDA	460	415		846	800
CAPEX exc. licenses and ROU	180	169		303	258
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	3	0		5	2
Other revenue	26	18		53	36
Total Revenue	348	270		668	540
Adjusted EBITDA	158	128		301	250
CAPEX exc. licenses and ROU	52	35		71	50
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	3	2		5	3
Total Revenue	237	236		424	464
Adjusted EBITDA	140	139		235	274
CAPEX exc. licenses and ROU	57	36		85	56
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	3	3		6	5
Other revenue	5	4		7	7
Total Revenue	226	188		439	363
Adjusted EBITDA	125	104		243	196
CAPEX exc. licenses and ROU	30	26		50	42
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	0	0		0	0
Total Revenue	67	66		133	129
Adjusted EBITDA	24	28		48	56
CAPEX exc. licenses and ROU	17	28		57	36
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	2	2		3	4
Total Revenue	142	144		282	282
Adjusted EBITDA	52	55		96	105
CAPEX exc. licenses and ROU	21	36		35	67
Operating segments | Others
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	0	0		0	0
Total Revenue	13	13		27	26
Adjusted EBITDA	4	5		9	10
CAPEX exc. licenses and ROU	5	3		7	4
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	(2)	0		0	0
Total Revenue	(6)	(1)		(4)	(4)
Adjusted EBITDA	(43)	(44)		(86)	(91)
CAPEX exc. licenses and ROU	(2)	5		(2)	3
Mobile
Disclosure of operating segments [line items]
Service revenues	926	838		1,771	1,646
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	312	252		597	502
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	220	221		394	435
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	176	145		343	279
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	67	66		133	129
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	140	142		279	278
Mobile | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	13	13		27	26
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	(2)	(1)		(2)	(3)
Fixed
Disclosure of operating segments [line items]
Service revenues	61	49		119	97
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	7	0		13	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	14	13		25	26
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	42	36		83	72
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ (2)	$ 0		$ (2)	$ (1)

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.